Cover	Sep. 27, 2024
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	ANGEL OAK STRATEGIC CREDIT FUND
Entity Central Index Key	0001716885